AB Bond Inflation Strategy

Portfolio of Investments

January 31, 2024 (unaudited)

	Principal Amount (000)		U.S. $ Value

INFLATION-LINKED SECURITIES – 72.6%
United States – 72.6%
U.S. Treasury Inflation Index 0.125%, 07/15/2026 (TIPS)	U.S.$	110,490	$105,932,426
0.125%, 07/15/2030 (TIPS)(a) (b)		274,874	250,049,340
0.125%, 07/15/2031 (TIPS)		19,396	17,353,576
0.625%, 07/15/2032 (TIPS)		3,053	2,802,161
0.75%, 07/15/2028 (TIPS)		14,626	14,070,633
1.375%, 07/15/2033 (TIPS)		68,327	66,501,210
2.50%, 01/15/2029 (TIPS)(b)		28,477	29,544,763

Total Inflation-Linked Securities (cost $486,193,778)			486,254,109

CORPORATES - INVESTMENT GRADE – 9.5%
Financial Institutions – 5.1%
Banking – 4.5%
AIB Group PLC 4.263%, 04/10/2025(c)		746	743,255
Ally Financial, Inc. 6.992%, 06/13/2029		575	594,659
Banco de Credito del Peru SA 3.125%, 07/01/2030(c)		958	908,759
Banco Santander SA 6.921%, 08/08/2033		800	843,800
9.625%, 05/21/2033(d)		800	859,944
Bank of America Corp. 2.972%, 02/04/2033		1,019	869,441
BNP Paribas SA 4.625%, 02/25/2031(d)		489	396,452
BPCE SA 6.508%, 01/18/2035(c)		1,013	1,024,741
Capital One Financial Corp. 6.377%, 06/08/2034		949	986,656
Citigroup, Inc. 2.561%, 05/01/2032		1,226	1,025,549
7.625%, 11/15/2028(d)		84	86,004
Series W 4.00%, 12/10/2025(d)		504	472,016
Series Y 4.15%, 11/15/2026(d)		480	426,542
Credit Agricole SA 6.251%, 01/10/2035(c)		677	690,235
Deutsche Bank AG/New York NY 3.961%, 11/26/2025		405	398,334
7.146%, 07/13/2027		233	241,292
Discover Bank Series B 5.974%, 08/09/2028		327	318,086
Fifth Third Bancorp 5.631%, 01/29/2032		96	96,922
Goldman Sachs Group, Inc. (The) 2.615%, 04/22/2032		1,044	880,906
Series P 8.505% (SOFR + 3.14%), 03/04/2024(d)		244	244,195

	Principal Amount (000)		U.S. $ Value

Series V 4.125%, 11/10/2026(d)	U.S.$	775	$704,281
HSBC Holdings PLC 8.113%, 11/03/2033		1,738	1,990,723
Intesa Sanpaolo SpA 7.20%, 11/28/2033(c)		357	380,683
JPMorgan Chase & Co. 2.963%, 01/25/2033		835	717,323
Lloyds Banking Group PLC 8.00%, 09/27/2029(d)		1,011	995,340
Morgan Stanley 0.406%, 10/29/2027	EUR	1,030	1,025,697
NatWest Group PLC 4.269%, 03/22/2025	U.S.$	648	646,516
PNC Financial Services Group, Inc. (The) 5.30%, 01/21/2028		126	127,106
6.875%, 10/20/2034		376	418,702
Series R 8.679% (SOFR + 3.30%), 03/01/2024(d) (e)		352	352,556
Santander Holdings USA, Inc. 2.49%, 01/06/2028		497	453,473
6.174%, 01/09/2030		15	15,078
6.499%, 03/09/2029		458	472,400
6.565%, 06/12/2029		15	15,534
7.66%, 11/09/2031		9	9,779
Societe Generale SA 5.519%, 01/19/2028(c)		1,012	1,011,332
Standard Chartered PLC 3.971%, 03/30/2026(c)		657	643,486
6.00%, 07/26/2025(c) (d)		1,267	1,247,640
7.089% (LIBOR 3 Month + 1.51%), 01/30/2027(c) (d) (e)		400	384,248
Svenska Handelsbanken AB 4.75%, 03/01/2031(d)		1,400	1,183,588
UBS Group AG 4.194%, 04/01/2031(c)		614	574,901
6.373%, 07/15/2026(c)		1,025	1,036,644
9.25%, 11/13/2033(c) (d)		283	310,318
UniCredit SpA 1.982%, 06/03/2027(c)		204	187,656
2.569%, 09/22/2026(c)		1,071	1,014,151
US Bancorp 5.384%, 01/23/2030		164	165,902
Series J 5.30%, 04/15/2027(d)		427	401,474
Wells Fargo & Co. 3.35%, 03/02/2033		910	798,753
7.625%, 09/15/2028(d)		68	71,512
Series BB 3.90%, 03/15/2026(d)		418	391,562

			29,856,146

	Principal Amount (000)		U.S. $ Value

Brokerage – 0.2%
Charles Schwab Corp. (The) Series I 4.00%, 06/01/2026(d)	U.S.$	1,366	$1,243,046

Finance – 0.2%
Aircastle Ltd. 4.125%, 05/01/2024		232	230,534
5.95%, 02/15/2029(c)		166	165,997
Aviation Capital Group LLC 4.125%, 08/01/2025(c)		7	6,818
4.875%, 10/01/2025(c)		246	241,734
5.50%, 12/15/2024(c)		425	423,542
6.375%, 07/15/2030(c)		245	254,114
Synchrony Financial 3.95%, 12/01/2027		399	375,032

			1,697,771

REITs – 0.2%
GLP Capital LP/GLP Financing II, Inc. 3.25%, 01/15/2032		949	799,106
4.00%, 01/15/2031		414	369,553

			1,168,659

			33,965,622

Industrial – 3.9%
Basic – 0.2%
Freeport Indonesia PT 4.763%, 04/14/2027(c)		415	406,700
Glencore Funding LLC 6.50%, 10/06/2033(c)		543	591,968

			998,668

Communications - Media – 0.5%
Charter Communications Operating LLC/Charter Communications Operating Capital 6.15%, 11/10/2026		476	486,191
Cox Communications, Inc. 5.45%, 09/15/2028(c)		992	1,012,902
Interpublic Group of Cos., Inc. (The) 5.375%, 06/15/2033		547	554,401
Prosus NV 3.257%, 01/19/2027(c)		593	545,501
4.027%, 08/03/2050(c)		487	309,245
Tencent Holdings Ltd. 3.24%, 06/03/2050(c)		655	437,448

			3,345,688

Communications - Telecommunications – 0.2%
AT&T, Inc. 4.50%, 05/15/2035		222	209,528

	Principal Amount (000)		U.S. $ Value

T-Mobile USA, Inc. 5.05%, 07/15/2033	U.S.$	367	$367,459
5.15%, 04/15/2034		532	536,123

			1,113,110

Consumer Cyclical - Automotive – 0.6%
Ford Motor Co. 3.25%, 02/12/2032		532	440,586
Ford Motor Credit Co., LLC 7.35%, 11/04/2027		501	526,766
General Motors Financial Co., Inc. 5.80%, 06/23/2028		723	741,950
Harley-Davidson Financial Services, Inc. 3.05%, 02/14/2027(c)		1,942	1,808,934
Hyundai Capital America 5.25%, 01/08/2027(c)		252	254,064
6.10%, 09/21/2028(c)		486	507,710

			4,280,010

Consumer Cyclical - Retailers – 0.0%
Tapestry, Inc. 7.70%, 11/27/2030		219	232,694

Consumer Non-Cyclical – 0.6%
BAT Capital Corp. 6.421%, 08/02/2033		268	280,248
Bayer US Finance LLC 6.125%, 11/21/2026(c)		230	233,374
Cargill, Inc. 5.125%, 10/11/2032(c)		632	642,289
General Mills, Inc. 4.70%, 01/30/2027		278	278,392
JBS USA LUX SA/JBS USA Food Co./JBS Luxembourg SARL 6.75%, 03/15/2034(c)		627	660,375
Ochsner LSU Health System of North Louisiana Series 2021 2.51%, 05/15/2031		1,190	811,473
Pilgrim’s Pride Corp. 6.875%, 05/15/2034		731	780,437

			3,686,588

Energy – 0.9%
Continental Resources, Inc./OK 2.875%, 04/01/2032(c)		1,803	1,471,861
5.75%, 01/15/2031(c)		796	791,781
Ecopetrol SA 8.625%, 01/19/2029		1,134	1,197,787
EQT Corp. 5.75%, 02/01/2034		413	413,372
Oleoducto Central SA 4.00%, 07/14/2027(c)		229	211,324
ONEOK, Inc. 6.05%, 09/01/2033		458	480,671

	Principal Amount (000)		U.S. $ Value

Var Energi ASA 7.50%, 01/15/2028(c)	U.S.$	867	$920,936
8.00%, 11/15/2032(c)		680	770,284

			6,258,016

Other Industrial – 0.0%
LKQ Corp. 6.25%, 06/15/2033		312	325,478

Technology – 0.7%
Honeywell International, Inc. 4.125%, 11/02/2034	EUR	1,853	2,108,632
Kyndryl Holdings, Inc. 2.05%, 10/15/2026	U.S.$	1,428	1,308,120
TSMC Arizona Corp. 3.875%, 04/22/2027		1,009	986,499

			4,403,251

Transportation - Railroads – 0.1%
Lima Metro Line 2 Finance Ltd. 4.35%, 04/05/2036(c)		208	189,759
5.875%, 07/05/2034		262	257,730

			447,489

Transportation - Services – 0.1%
ENA Master Trust 4.00%, 05/19/2048(c)		303	212,539
ERAC USA Finance LLC 4.90%, 05/01/2033(c)		635	632,968

			845,507

			25,936,499

Utility – 0.5%
Electric – 0.5%
AES Panama Generation Holdings SRL 4.375%, 05/31/2030(c)		352	300,609
Alexander Funding Trust II 7.467%, 07/31/2028(c)		656	693,051
Duke Energy Carolinas NC Storm Funding LLC Series A-2 2.617%, 07/01/2041		1,183	880,152
Electricite de France SA 9.125%, 03/15/2033(c) (d)		415	465,373
Engie Energia Chile SA 3.40%, 01/28/2030		751	645,625
Niagara Mohawk Power Corp. 5.29%, 01/17/2034(c)		306	306,156
NRG Energy, Inc. 4.45%, 06/15/2029(c)		148	140,295
Vistra Operations Co., LLC 6.95%, 10/15/2033(c)		272	288,105

			3,719,366

Total Corporates - Investment Grade (cost $64,574,863)			63,621,487

	Principal Amount (000)		U.S. $ Value

ASSET-BACKED SECURITIES – 5.7%
Autos - Fixed Rate – 2.8%
ACM Auto Trust Series 2023-1A, Class A 6.61%, 01/22/2030(c)	U.S.$	194	$193,783
Series 2024-1A, Class A 7.71%, 01/21/2031(c)		865	867,703
Avis Budget Rental Car Funding AESOP LLC Series 2023-3A, Class A 5.44%, 02/22/2028(c)		1,294	1,305,390
Carvana Auto Receivables Trust Series 2021-N3, Class C 1.02%, 06/12/2028		168	157,384
Series 2021-N4, Class D 2.30%, 09/11/2028		783	758,300
Series 2021-P4, Class D 2.61%, 09/11/2028		1,206	1,073,189
CPS Auto Receivables Trust Series 2021-C, Class D 1.69%, 06/15/2027(c)		1,080	1,040,254
Series 2022-A, Class C 2.17%, 04/16/2029(c)		1,765	1,718,936
FHF Trust Series 2021-2A, Class A 0.83%, 12/15/2026(c)		198	191,715
Ford Credit Auto Owner Trust Series 2021-1, Class D 2.31%, 10/17/2033(c)		1,000	914,541
Hertz Vehicle Financing III LLC Series 2022-1A, Class C 2.63%, 06/25/2026(c)		1,660	1,585,862
LAD Auto Receivables Trust Series 2021-1A, Class A 1.30%, 08/17/2026(c)		213	211,039
Series 2022-1A, Class A 5.21%, 06/15/2027(c)		970	968,879
Lendbuzz Securitization Trust Series 2023-2A, Class A2 7.09%, 10/16/2028(c)		1,089	1,097,347
Octane Receivables Trust Series 2021-2A, Class B 2.02%, 09/20/2028(c)		1,508	1,422,326
Prestige Auto Receivables Trust Series 2022-1A, Class A2 5.90%, 07/15/2025(c)		220	219,656
Research-Driven Pagaya Motor Asset Trust VII Series 2022-3A, Class A 5.38%, 11/25/2030(c)		1,235	1,224,088

	Principal Amount (000)		U.S. $ Value

Santander Bank Auto Credit-Linked Notes Series 2022-A, Class B 5.281%, 05/15/2032(c)	U.S.$	908	$901,437
Series 2022-B, Class B 5.721%, 08/16/2032(c)		797	794,000
Santander Bank NA - SBCLN Series 2021-1A, Class B 1.833%, 12/15/2031(c)		264	257,609
United Auto Credit Securitization Trust Series 2023-1, Class A 5.57%, 07/10/2025(c)		132	131,525
Westlake Automobile Receivables Trust Series 2023-2A, Class A2A 5.87%, 07/15/2026(c)		1,415	1,414,898

			18,449,861

Other ABS - Fixed Rate – 2.5%
AB Issuer LLC Series 2021-1, Class A2 3.734%, 07/30/2051(c)		1,439	1,263,389
Affirm Asset Securitization Trust Series 2021-Z1, Class A 1.07%, 08/15/2025(c)		43	42,314
Series 2021-Z2, Class A 1.17%, 11/16/2026(c)		119	115,830
Series 2022-X1, Class A 1.75%, 02/15/2027(c)		120	117,864
Amur Equipment Finance Receivables XI LLC Series 2022-2A, Class A2 5.30%, 06/21/2028(c)		658	657,209
Atalaya Equipment Leasing Trust Series 2021-1A, Class B 2.08%, 02/15/2027(c)		482	467,034
BHG Securitization Trust Series 2022-A, Class D 3.56%, 02/20/2035(c)		1,350	1,152,296
Cajun Global LLC Series 2021-1, Class A2 3.931%, 11/20/2051(c)		450	407,676
College Ave Student Loans LLC Series 2021-C, Class B 2.72%, 07/26/2055(c)		603	532,623
Dext ABS LLC Series 2021-1, Class B 1.76%, 02/15/2028(c)		197	186,049
Series 2023-1, Class A2 5.99%, 03/15/2032(c)		2,148	2,136,996
Diamond Issuer Series 2021-1A, Class A 2.305%, 11/20/2051(c)		2,152	1,913,229
GCI Funding I LLC Series 2021-1, Class A 2.38%, 06/18/2046(c)		444	392,086

	Principal Amount (000)		U.S. $ Value

Hardee’s Funding LLC Series 2018-1A, Class A23 5.71%, 06/20/2048(c)	U.S.$	491	$463,704
Series 2020-1A, Class A2 3.981%, 12/20/2050(c)		325	289,253
MVW LLC Series 2021-2A, Class B 1.83%, 05/20/2039(c)		593	547,555
Neighborly Issuer LLC Series 2022-1A, Class A2 3.695%, 01/30/2052(c)		1,632	1,435,908
Series 2023-1A, Class A2 7.308%, 01/30/2053(c)		1,945	1,986,816
Nelnet Student Loan Trust Series 2021-CA, Class B 2.53%, 04/20/2062(c)		758	618,161
Series 2021-DA, Class B 2.90%, 04/20/2062(c)		793	667,304
NMEF Funding LLC Series 2022-B, Class A2 6.07%, 06/15/2029(c)		670	674,007
Upstart Securitization Trust Series 2021-3, Class B 1.66%, 07/20/2031(c)		569	562,799

			16,630,102

Credit Cards - Fixed Rate – 0.4%
Brex Commercial Charge Card Master Trust Series 2022-1, Class A 4.63%, 07/15/2025(c)		2,894	2,878,587

Total Asset-Backed Securities (cost $39,834,697)			37,958,550

COLLATERALIZED MORTGAGE OBLIGATIONS – 5.2%
Risk Share Floating Rate – 5.0%
Bellemeade Re Ltd. Series 2019-3A, Class M1C 7.40% (SOFR + 2.06%), 07/25/2029(c) (e)		205	205,765
Series 2021-3A, Class A2 6.345% (SOFR + 1.00%), 09/25/2031(c) (e)		1,699	1,688,626
Series 2022-1, Class M1B 7.495% (SOFR + 2.15%), 01/26/2032(c) (e)		1,255	1,258,427
Series 2022-2, Class M1A 9.345% (SOFR + 4.00%), 09/27/2032(c) (e)		2,594	2,662,491

	Principal Amount (000)		U.S. $ Value

Connecticut Avenue Securities Trust Series 2018-R07, Class 1M2 7.859% (SOFR + 2.51%), 04/25/2031(c) (e)	U.S.$	5	$4,570
Series 2020-R01, Class 1M2 7.509% (SOFR + 2.16%), 01/25/2040(c) (e)		276	280,218
Series 2020-R02, Class 2M2 7.459% (SOFR + 2.11%), 01/25/2040(c) (e)		133	134,384
Series 2022-R01, Class 1M2 7.245% (SOFR + 1.90%), 12/25/2041(c) (e)		2,899	2,925,051
Series 2022-R03, Class 1M2 8.845% (SOFR + 3.50%), 03/25/2042(c) (e)		2,283	2,402,536
Series 2022-R04, Class 1M2 8.445% (SOFR + 3.10%), 03/25/2042(c) (e)		573	596,724
Series 2023-R02, Class 1M1 7.645% (SOFR + 2.30%), 01/25/2043(c) (e)		940	964,171
Eagle Re Ltd. Series 2021-2, Class M1B 7.395% (SOFR + 2.05%), 04/25/2034(c) (e)		603	604,059
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2015-HQA2, Class M3 10.259% (SOFR + 4.91%), 05/25/2028(e)		71	73,759
Series 2019-DNA4, Class M2 7.409% (SOFR + 2.06%), 10/25/2049(c) (e)		2	1,565
Series 2020-DNA5, Class M2 8.145% (SOFR + 2.80%), 10/25/2050(c) (e)		240	242,972
Series 2021-DNA5, Class M2 6.995% (SOFR + 1.65%), 01/25/2034(c) (e)		359	360,491
Series 2021-DNA6, Class M2 6.845% (SOFR + 1.50%), 10/25/2041(c) (e)		2,561	2,558,941
Series 2021-HQA3, Class M1 6.195% (SOFR + 0.85%), 09/25/2041(c) (e)		868	863,658
Series 2021-HQA4, Class M2 7.695% (SOFR + 2.35%), 12/25/2041(c) (e)		1,765	1,771,433
Series 2022-DNA1, Class M1B 7.195% (SOFR + 1.85%), 01/25/2042(c) (e)		1,542	1,545,095

	Principal Amount (000)		U.S. $ Value

Series 2022-DNA2, Class M1B 7.745% (SOFR + 2.40%), 02/25/2042(c) (e)	U.S.$	2,468	$2,520,316
Series 2022-DNA3, Class M1B 8.245% (SOFR + 2.90%), 04/25/2042(c) (e)		1,069	1,108,623
Series 2022-DNA4, Class M1B 8.695% (SOFR + 3.35%), 05/25/2042(c) (e)		2,051	2,157,623
Series 2022-DNA5, Class M1B 9.845% (SOFR + 4.50%), 06/25/2042(c) (e)		3,681	3,982,863
Federal National Mortgage Association Connecticut Avenue Securities Series 2015-C04, Class 1M2 11.159% (SOFR + 5.81%), 04/25/2028(e)		320	340,606
Series 2021-R02, Class 2M2 7.345% (SOFR + 2.00%), 11/25/2041(c) (e)		1,221	1,230,474
PMT Credit Risk Transfer Trust Series 2019-2R, Class A 9.201% (SOFR + 3.86%), 05/30/2025(c) (e)		447	447,698
Series 2019-3R, Class A 9.159% (SOFR + 3.81%), 11/27/2031(c) (e)		39	38,924
Series 2020-1R, Class A 8.809% (SOFR + 3.46%), 02/25/2025(c) (e)		144	143,554
Triangle Re Ltd. Series 2021-3, Class M1A 7.245% (SOFR + 1.90%), 02/25/2034(c) (e)		140	140,387

			33,256,004

Agency Floating Rate – 0.2%
Federal Home Loan Mortgage Corp. REMICs Series 3955, Class SD 1.14% (6.49% - SOFR), 11/15/2041(e) (f)		1,600	158,737
Series 4693, Class SL 0.69% (6.04% - SOFR), 06/15/2047(e) (f)		1,006	143,507
Series 4954, Class SL 0.591% (5.94% - SOFR), 02/25/2050(e) (f)		1,229	137,904
Series 4981, Class HS 0.641% (5.99% - SOFR), 06/25/2050(e) (f)		2,497	236,997
Federal National Mortgage Association REMICs Series 2014-78, Class SE 0.641% (5.99% - SOFR), 12/25/2044(e) (f)		728	81,072

	Principal Amount (000)		U.S. $ Value

Series 2016-77, Class DS 0.541% (5.89% - SOFR), 10/25/2046(e) (f)	U.S.$	794	$87,853
Series 2017-62, Class AS 0.691% (6.04% - SOFR), 08/25/2047(e) (f)		854	102,694
Series 2017-97, Class LS 0.741% (6.09% - SOFR), 12/25/2047(e) (f)		1,217	164,274
Government National Mortgage Association Series 2017-122, Class SA 0.749% (6.09% - SOFR), 08/20/2047(e) (f)		651	83,856
Series 2017-134, Class MS 0.749% (6.09% - SOFR), 09/20/2047(e) (f)		752	98,293

			1,295,187

Non-Agency Floating Rate – 0.0%
JPMorgan Chase Bank, NA Series 2019-CL1, Class M3 7.55% (SOFR + 2.21%), 04/25/2047(c) (e)		128	130,181

Total Collateralized Mortgage Obligations (cost $33,454,100)			34,681,372

COLLATERALIZED LOAN OBLIGATIONS – 1.9%
CLO - Floating Rate – 1.9%
AGL CLO 10 Ltd. Series 2021-10A, Class A 6.706% (SOFR + 1.39%), 04/15/2034(c) (e)		250	250,074
AGL CLO 16 Ltd. Series 2021-16A, Class D 8.679% (SOFR + 3.36%), 01/20/2035(c) (e)		650	648,155
Balboa Bay Loan Funding Ltd. Series 2020-1A, Class DR 8.729% (SOFR + 3.41%), 01/20/2032(c) (e)		415	406,265
Series 2021-1A, Class A 6.779% (SOFR + 1.46%), 07/20/2034(c) (e)		1,111	1,111,531
Crown Point CLO 11 Ltd. Series 2021-11A, Class D 9.178% (SOFR + 3.86%), 01/17/2034(c) (e)		400	400,134
Dryden 98 CLO Ltd. Series 2022-98A, Class D 8.418% (SOFR + 3.10%), 04/20/2035(c) (e)		500	482,933

	Principal Amount (000)		U.S. $ Value

Goldentree Loan Management US CLO 7 Ltd. Series 2020-7A, Class AR 6.649% (SOFR + 1.33%), 04/20/2034(c) (e)	U.S.$	1,077	$1,077,365
Magnetite XXVI Ltd. Series 2020-26A, Class A1R 6.706% (SOFR + 1.38%), 07/25/2034(c) (e)		2,348	2,347,865
Neuberger Berman Loan Advisers CLO 43 Ltd. Series 2021-43A, Class A 6.708% (SOFR + 1.39%), 07/17/2035(c) (e)		1,354	1,354,257
New Mountain CLO 3 Ltd. Series CLO-3A, Class A 6.759% (SOFR + 1.44%), 10/20/2034(c) (e)		500	500,135
OCP CLO Ltd. Series 2020-18A, Class AR 6.669% (SOFR + 1.35%), 07/20/2032(c) (e)		1,424	1,424,194
Pikes Peak CLO 8 Series 2021-8A, Class A 6.749% (SOFR + 1.43%), 07/20/2034(c) (e)		1,450	1,450,360
Rad CLO 7 Ltd. Series 2020-7A, Class C 7.578% (SOFR + 2.26%), 04/17/2033(c) (e)		400	398,831
Rad CLO 14 Ltd. Series 2021-14A, Class A 6.746% (SOFR + 1.43%), 01/15/2035(c) (e)		291	291,456
Regatta XXIV Funding Ltd. Series 2021-5A, Class D 8.679% (SOFR + 3.36%), 01/20/2035(c) (e)		500	500,305
Sixth Street CLO XVII Ltd. Series 2021-17A, Class A 6.819% (SOFR + 1.50%), 01/20/2034(c) (e)		381	381,989

Total Collateralized Loan Obligations (cost $13,027,538)			13,025,849

COMMERCIAL MORTGAGE-BACKED SECURITIES – 1.4%
Non-Agency Fixed Rate CMBS – 0.7%
BAMLL Commercial Mortgage Securities Trust Series 2013-WBRK, Class D 3.652%, 03/10/2037(c)		520	379,378
GS Mortgage Securities Trust Series 2011-GC5, Class D 5.298%, 08/10/2044(c)		19	6,752

	Principal Amount (000)		U.S. $ Value

Series 2014-GC18, Class D 5.196%, 01/10/2047(c)	U.S.$	157	$39,203
GSF Series 2021-1, Class A1 1.433%, 08/15/2026(g)		570	549,142
Series 2021-1, Class A2 2.435%, 08/15/2026(g)		1,421	1,371,365
Series 2021-1, Class AS 2.638%, 08/15/2026(g)		40	37,644
HFX Funding Issuer Series 2017-1A, Class A3 3.647%, 03/15/2035(g)		1,070	1,044,395
JPMBB Commercial Mortgage Securities Trust Series 2014-C21, Class B 4.341%, 08/15/2047		314	301,015
Series 2014-C22, Class XA 0.933%, 09/15/2047(h)		14,870	20,524
LB-UBS Commercial Mortgage Trust Series 2006-C6, Class AJ 5.452%, 09/15/2039		78	29,706
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25, Class XA 1.178%, 10/15/2048(h)		9,062	93,599
Wells Fargo Commercial Mortgage Trust Series 2016-LC25, Class C 4.477%, 12/15/2059		330	298,352
Series 2016-NXS6, Class C 4.536%, 11/15/2049		525	474,632

			4,645,707

Non-Agency Floating Rate CMBS – 0.7%
BAMLL Commercial Mortgage Securities Trust Series 2017-SCH, Class AF 6.381% (SOFR + 1.05%), 11/15/2033(c) (e)		1,755	1,566,756
BBCMS Mortgage Trust Series 2020-BID, Class A 7.589% (SOFR + 2.25%), 10/15/2037(c) (e)		1,383	1,376,085
BX Commercial Mortgage Trust Series 2019-IMC, Class D 7.279% (SOFR + 1.95%), 04/15/2034(c) (e)		185	183,791
Series 2019-IMC, Class E 7.529% (SOFR + 2.20%), 04/15/2034(c) (e)		895	884,143
Federal Home Loan Mortgage Corp. Series 2021-MN1, Class M1 7.345% (SOFR + 2.00%), 01/25/2051(c) (e)		98	95,222

	Principal Amount (000)		U.S. $ Value

Natixis Commercial Mortgage Securities Trust Series 2019-MILE, Class A 6.913% (SOFR + 1.58%), 07/15/2036(c) (e)	U.S.$	391	$359,310

			4,465,307

Total Commercial Mortgage-Backed Securities (cost $9,877,764)			9,111,014

MORTGAGE PASS-THROUGHS – 1.2%
Agency Fixed Rate 30-Year – 1.2%
Federal National Mortgage Association Series 2022 2.50%, 03/01/2052		3,510	2,972,337
3.00%, 02/01/2052		6,141	5,429,971

Total Mortgage Pass-Throughs (cost $9,655,263)			8,402,308

CORPORATES - NON-INVESTMENT GRADE – 0.5%
Industrial – 0.4%
Capital Goods – 0.0%
Odebrecht Holdco Finance Ltd. Zero Coupon, 09/10/2058(c)		270	81

Communications - Media – 0.2%
DISH DBS Corp. 5.75%, 12/01/2028(c)		1,067	718,699
VZ Vendor Financing II BV 2.875%, 01/15/2029	EUR	561	528,725

			1,247,424

Communications - Telecommunications – 0.0%
Altice France SA/France 3.375%, 01/15/2028		307	256,771

Consumer Non-Cyclical – 0.1%
Organon & Co./Organon Foreign Debt Co-Issuer BV 2.875%, 04/30/2028		550	553,212

Services – 0.1%
APCOA Parking Holdings GmbH 4.625%, 01/15/2027		642	664,399

			2,721,887

Utility – 0.1%
Electric – 0.1%
Vistra Corp. 7.00%, 12/15/2026(c) (d)	U.S.$	751	731,857

Total Corporates - Non-Investment Grade (cost $4,361,862)			3,453,744

	Principal Amount (000)		U.S. $ Value

QUASI-SOVEREIGNS – 0.3%
Quasi-Sovereign Bonds – 0.3%
Hungary – 0.2%
Magyar Export-Import Bank Zrt 6.125%, 12/04/2027(c)	U.S.$	1,197	$1,210,466

Mexico – 0.1%
Comision Federal de Electricidad 4.688%, 05/15/2029(c)		1,016	954,405

Total Quasi-Sovereigns (cost $2,209,149)			2,164,871

EMERGING MARKETS - CORPORATE BONDS – 0.3%
Industrial – 0.3%
Basic – 0.0%
Volcan Cia Minera SAA 4.375%, 02/11/2026(c)		125	71,250

Capital Goods – 0.1%
Embraer Netherlands Finance BV 5.40%, 02/01/2027		590	584,100

Communications - Media – 0.0%
Globo Comunicacao e Participacoes SA 4.875%, 01/22/2030 (c)		427	360,281

Consumer Cyclical - Other – 0.1%
Wynn Macau Ltd. 5.625%, 08/26/2028(c)		483	447,017

Consumer Non-Cyclical – 0.1%
Natura & Co. Luxembourg Holdings SARL 6.00%, 04/19/2029(c)		592	573,654
Virgolino de Oliveira Finance SA 10.50%, 01/28/2018(g) (i) (j) (k) (l)		655	65

			573,719

			2,036,367

Utility – 0.0%
Electric – 0.0%
Terraform Global Operating LP 6.125%, 03/01/2026 (c)		89	87,969

Financial Institutions – 0.0%
Other Finance – 0.0%
OEC Finance Ltd. 5.25%, 12/27/2033(c) (m) (n)		276	12,428

Total Emerging Markets - Corporate Bonds (cost $2,931,909)			2,136,764

LOCAL GOVERNMENTS - US MUNICIPAL BONDS – 0.2%
United States – 0.2%
University of California Series 2021-B 3.071%, 05/15/2051 (cost $1,451,343)		1,465	1,046,051

	Principal Amount (000)		U.S. $ Value

EMERGING MARKETS - SOVEREIGNS – 0.1%
Dominican Republic – 0.1%
Dominican Republic International Bond 4.875%, 09/23/2032(c) (cost $922,000)		922	$822,885

	Shares

COMMON STOCKS – 0.0%
Financials – 0.0%
Insurance – 0.0%
Mt Logan Re Ltd. Special Investment, Series 2, December 2021 - Class U-1(j) (k) (l)		226	65,004
Mt Logan Re Ltd. Special Investment, Series 2, December 2022 - Class U-1(j) (k) (l)		330	154,192

Total Common Stocks (cost $493,491)			219,196

	Principal Amount (000)

GOVERNMENTS - SOVEREIGN BONDS – 0.0%
Colombia – 0.0%
Colombia Government International Bond 3.125%, 04/15/2031 (cost $247,370)	U.S.$	248	197,904

	Shares

SHORT-TERM INVESTMENTS – 0.7%
Investment Companies – 0.7%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.24%(o) (p) (q) (cost $4,488,584)		4,488,584	4,488,584

Total Investments – 99.6% (cost $673,723,711)(r)			667,584,688
Other assets less liabilities – 0.4%			2,587,725

Net Assets – 100.0%			$670,172,413

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
U.S. T-Note 2 Yr (CBT) Futures	741	March 2024	$152,391,281	$1,318,442
U.S. T-Note 5 Yr (CBT) Futures	532	March 2024	57,663,813	487,762

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Sold Contracts
U.S. 10 Yr Ultra Futures	82	March 2024	$9,583,750	$(98,770)
U.S. Ultra Bond (CBT) Futures	20	March 2024	2,584,375	(138,039)

				$1,569,395

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services, Inc.	USD	691	EUR	635	03/14/2024	$(3,347)
Natwest Markets PLC	EUR	5,880	USD	6,465	03/14/2024	99,686
State Street Bank & Trust Co.	EUR	482	USD	523	03/14/2024	1,617
State Street Bank & Trust Co.	USD	1,090	EUR	999	03/14/2024	(8,556)

						$89,400

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2024	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Buy Contracts
CDX-NAHY Series 41, 5 Year Index, 12/20/2028*	(5.00)%	Quarterly	3.61%	USD	4,346	$(266,671)	$(38,970)	$(227,701)
iTraxx Australia Series 40, 5 Year Index, 12/20/2028*	(1.00)	Quarterly	0.68	USD	32,150	(483,448)	(241,382)	(242,066)
Sale Contracts
CDX-NAIG Series 41, 5 Year Index, 12/20/2028*	1.00	Quarterly	0.56	USD	32,150	655,016	408,177	246,839

						$(95,103)	$127,825	$(222,928)

*	Termination date

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	20,700	07/15/2024	3.440%	CPI#	Maturity	$(25,965)	$—	$(25,965)
USD	64,600	02/26/2025	1.589%	CPI#	Maturity	8,390,685	—	8,390,685
USD	38,550	02/28/2025	1.527%	CPI#	Maturity	5,125,781	—	5,125,781
USD	61,010	05/13/2027	3.263%	CPI#	Maturity	(801,392)	—	(801,392)
USD	29,760	07/08/2027	2.770%	CPI#	Maturity	72,664	—	72,664
USD	29,760	07/08/2027	2.778%	CPI#	Maturity	61,702	—	61,702

						$12,823,475	$—	$12,823,475

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	1,160	06/09/2025	2.000%	1 Day SOFR	Annual	$61,663	$42,617	$19,046
USD	2,106	08/04/2025	1.970%	1 Day SOFR	Annual	107,875	85,097	22,778
USD	5,400	10/04/2026	1.170%	1 Day SOFR	Annual	442,698	425,551	17,147
USD	1,080	11/08/2026	1.451%	1 Day SOFR	Annual	77,467	79,220	(1,753)
USD	1,080	11/09/2026	1.470%	1 Day SOFR	Annual	76,781	79,239	(2,458)
USD	7,030	04/04/2027	2.235%	1 Day SOFR	Annual	496,657	411,958	84,699
USD	20,920	06/05/2027	0.345%	1 Day SOFR	Annual	2,911,112	2,456,540	454,572
USD	715	07/12/2027	2.000%	1 Day SOFR	Annual	53,295	48,346	4,949
USD	5,395	06/04/2029	1.985%	1 Day SOFR	Annual	542,250	490,281	51,969
USD	3,170	09/27/2029	1.300%	1 Day SOFR	Annual	416,570	406,272	10,298
USD	40,300	05/21/2031	1.394%	1 Day SOFR	Annual	6,747,137	5,919,499	827,638
USD	1,490	11/10/2035	2.410%	1 Day SOFR	Annual	182,896	169,065	13,831
USD	595	03/06/2042	3.500%	1 Day SOFR	Annual	21,328	—	21,328

						$12,137,729	$10,613,685	$1,524,044

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2024	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	7.50%	USD	12	$(1,571)	$(1,681)	$110
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	4	(524)	(606)	82

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2024	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	7.50%	USD	4	$(523)	$(484)	$(39)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	12	(1,571)	(1,532)	(39)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	20	(2,503)	(2,355)	(148)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	17	(2,154)	(1,962)	(192)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	12	(1,455)	(1,260)	(195)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	6	(757)	(553)	(204)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	20	(2,503)	(2,280)	(223)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	28	(3,492)	(3,181)	(311)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	42	(5,355)	(4,758)	(597)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	23	(2,910)	(2,291)	(619)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	40	(5,063)	(4,162)	(901)
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	2	(291)	(261)	(30)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	56	(7,100)	(6,214)	(886)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	60	(7,566)	(4,405)	(3,161)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	78	(9,836)	(5,849)	(3,987)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2024	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Deutsche Bank AG
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	7.50%	USD	14	$(1,746)	$(1,470)	$(276)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	60	(7,566)	(6,845)	(721)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	69	(8,729)	(7,898)	(831)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	100	(12,629)	(10,372)	(2,257)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	101	(12,688)	(10,416)	(2,272)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	330	(41,553)	(17,125)	(24,428)
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	7	(873)	(952)	79
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	7	(873)	(562)	(311)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	14	(1,746)	(1,238)	(508)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	14	(1,746)	(1,144)	(602)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	27	(3,434)	(2,662)	(772)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	77	(9,661)	(7,390)	(2,271)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	82	(10,359)	(6,427)	(3,932)
Morgan Stanley Capital Services LLC
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	88	(11,116)	(5,628)	(5,488)

						$(179,893)	$(123,963)	$(55,930)

*	Termination date

REVERSE REPURCHASE AGREEMENTS

Broker	Currency	Principal Amount (000)	Interest Rate	Maturity	U.S. $ Value at January 31, 2024
HSBC Securities (USA), Inc.†	USD	2,160	5.44%	—	$2,167,805

†	The reverse repurchase agreement matures on demand. Interest rate resets daily and the rate shown is the rate in effect on January 31, 2024.

The type of underlying collateral and the remaining maturity of open reverse repurchase agreements as follows:

	Overnight and Continuous	Up to 30 Days	31-90 Days	Greater than 90 Days	Total

Inflation-Linked Securities	$2,167,805	$0	$0	$0	$2,167,805

(a)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements.
(b)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(c)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At January 31, 2024, the aggregate market value of these securities amounted to $118,904,783 or 17.7% of net assets.

(d)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(e)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at January 31, 2024.
(f)	Inverse interest only security.
(g)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.45% of net assets as of January 31, 2024, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
GSF Series 2021-1, Class A1 1.433%, 08/15/2026	02/25/2021-08/03/2023	$552,411	$549,142	0.08%
GSF Series 2021-1, Class A2 2.435%, 08/15/2026	02/25/2021-09/06/2022	1,445,405	1,371,365	0.20%
GSF Series 2021-1, Class AS 2.638%, 08/15/2026	02/25/2021-04/01/2021	40,575	37,644	0.01%
HFX Funding Issuer Series 2017-1A, Class A3 3.647%, 03/15/2035	11/19/2020	1,133,525	1,044,395	0.16%
Virgolino de Oliveira Finance SA 10.50%, 01/28/2018	01/24/2014-01/27/2014	363,153	65	0.00%

(h)	IO - Interest Only.
(i)	Defaulted matured security.
(j)	Non-income producing security.
(k)	Fair valued by the Adviser.
(l)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(m)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at January 31, 2024.
(n)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at January 31, 2024.
(o)	Affiliated investments.
(p)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(q)	The rate shown represents the 7-day yield as of period end.
(r)

As of January 31, 2024, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation was $23,324,505 and gross unrealized depreciation of investments was $(13,736,072), resulting in net unrealized appreciation of $9,588,433.

Currency Abbreviations:

EUR – Euro

USD – United States Dollar

Glossary:

ABS – Asset-Backed Securities

CBT – Chicago Board of Trade

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

CDX-NAHY – North American High Yield Credit Default Swap Index

CDX-NAIG – North American Investment Grade Credit Default Swap Index

CLO – Collateralized Loan Obligations

CMBS – Commercial Mortgage-Backed Securities

LIBOR – London Interbank Offered Rate

REIT – Real Estate Investment Trust

REMICs – Real Estate Mortgage Investment Conduits

SOFR – Secured Overnight Financing Rate

TIPS – Treasury Inflation Protected Security

AB Bond Inflation Strategy

January 31, 2024 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2024:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Inflation-Linked Securities	$—	$486,254,109	$—	$486,254,109
Corporates - Investment Grade	—	63,621,487	—	63,621,487
Asset-Backed Securities	—	37,958,550	—	37,958,550
Collateralized Mortgage Obligations	—	34,681,372	—	34,681,372
Collateralized Loan Obligations	—	13,025,849	—	13,025,849
Commercial Mortgage-Backed Securities	—	9,111,014	—	9,111,014
Mortgage Pass-Throughs	—	8,402,308	—	8,402,308
Corporates - Non-Investment Grade	—	3,453,744	—	3,453,744
Quasi-Sovereigns	—	2,164,871	—	2,164,871
Emerging Markets - Corporate Bonds	—	2,136,699	65	2,136,764
Local Governments - US Municipal Bonds	—	1,046,051	—	1,046,051
Emerging Markets - Sovereigns	—	822,885	—	822,885
Common Stocks	—	—	219,196	219,196
Governments - Sovereign Bonds	—	197,904	—	197,904
Short-Term Investments	4,488,584	—	—	4,488,584

Total Investments in Securities	4,488,584	662,876,843	219,261	667,584,688
Other Financial Instruments(a):
Assets:
Futures	1,806,204	—	—	1,806,204
Forward Currency Exchange Contracts	—	101,303	—	101,303
Centrally Cleared Credit Default Swaps	—	655,016	—	655,016
Centrally Cleared Inflation (CPI) Swaps	—	13,650,832	—	13,650,832
Centrally Cleared Interest Rate Swaps	—	12,137,729	—	12,137,729
Liabilities:
Futures	(236,809)	—	—	(236,809)
Forward Currency Exchange Contracts	—	(11,903)	—	(11,903)

Centrally Cleared Credit Default Swaps	—	(750,119)	—	(750,119)
Centrally Cleared Inflation (CPI) Swaps	—	(827,357)	—	(827,357)
Credit Default Swaps	—	(179,893)	—	(179,893)
Reverse Repurchase Agreements	(2,167,805)	—	—	(2,167,805)

Total	$3,890,174	$687,652,451	$219,261	$691,761,886

(a)

Other financial instruments include reverse repurchase agreements and derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended January 31, 2024 is as follows:

Fund	Market Value 10/31/2023 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 01/31/2024 (000)	Dividend Income (000)
Government Money Market Portfolio	$0	$66,753	$62,264	$4,489	$104